AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
                   No Load Variable Annuity (POLICY FORM 6150)
                                   Prospectus
                              Dated April 13, 2005

                        Supplement Dated November 18, 2005

Effective at the close of business November 18, 2005, the PIMCO
CommodityRealReturn Strategy Portfolio is available as an investment option for the Ameritas No Load Variable Annuity (Policy Form 6150). Information for the CommodityRealReturn Strategy Portfolio follows:

        Portfolio's Operating Expenses (as of December 31, 2004)

-----------------------------------------------------------------------------------------------------------------------
                                                                              Total                   Total Expenses
Subaccount's underlying                    Management   Service    Other    Portfolio  Waivers and   after Waivers and
Portfolio Name                                Fees       Fees*   Expenses      Fees     Reductions   Reductions, if any
----------------------------------------------------- --------- ------------ -------- ------------- -------------------
PIMCO (Administrative Class)
----------------------------------------- ----------- --------- ------------ -------- ------------- -------------------
o         CommodityRealReturn Strategy       0.49%      0.15%     0.94% (1)     1.58%     0.68% (2)      0.90% (3)
----------------------------------------- ----------- -----------------------------------------------------------------

(1) "Other Expenses," which are based on estimated amounts for the fiscal year of the class, reflect ad administrative fee of 0.25%, organizational expenses and interest expense. Interest expense is generally incurred as a result of investment management activities.
(2) PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and/or payment of the Portfolio's pro rata share of Trustees' fees, the total portfolio operating expenses exceed 0.8949% of the Portfolio's average net assets. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3) Ratio of expenses to average net assets excluding interest expense is 0.89%.

* PIMCO pays service fees to us pursuant to the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares.


         Separate Account Variable Investment Options
----------------------------------------- ---------------------------------------------------------------------------
         SEPARATE ACCOUNT                       SUMMARY OF INVESTMENT STRATEGY/FUND TYPE
Portfolio
----------------------------------------- ---------------------------------------------------------------------------
                 PIMCO                                 Offered through PIMCO Variable Insurance Trust
                                               Advised by Pacific Investment Management Company LLC ("PIMCO")
----------------------------------------- ---------------------------------------------------------------------------
CommodityRealReturn Strategy              Seeks maximum real return consistent with prudent investment management.

----------------------------------------- ---------------------------------------------------------------------------

All other Policy provisions remain as stated in the Policy and prospectus. Please see the respective Fund Prospectuses for more information about the Portfolios.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.

                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-255-9678.